Share-based Compensation - Restricted Share Units (Details) - Restricted share units	3 Months Ended
Mar. 31, 2023 $ / shares shares
Number of RSUs
Granted | shares	499,993
Ending balance | shares	499,993
Weighted Average Grant Date Fair Value
Granted | $ / shares	$ 8.16
Ending balance | $ / shares	$ 8.16